INCOME TAX - Net deferred tax assets (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net deferred tax assets
Total deferred tax assets	$ 2,314,369	$ 2,499,844	$ 2,659,827
Net deferred tax assets on temporary differences not brought to account	(2,314,369)	(2,499,844)	(2,659,827)
Property, plant and equipment
Net deferred tax assets
Total deferred tax assets	863	1,381	2,802
Capital raising costs
Net deferred tax assets
Total deferred tax assets	232,328	347,370	320,417
Intangible assets
Net deferred tax assets
Total deferred tax assets	1,893,220	1,949,601	2,003,505
Provisions
Net deferred tax assets
Total deferred tax assets	$ 187,958	$ 201,492	$ 333,103